Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Disclosure of operating segments
Net sales and other revenues by segment

($ millions)	2023	2022	2021
Surgical
Implantables	1,703	1,725	1,522
Consumables	2,719	2,499	2,388
Equipment/other	892	821	793
Total Surgical net sales to third parties	5,314	5,045	4,703
Vision Care
Contact lenses	2,400	2,192	2,139
Ocular health	1,656	1,417	1,380
Total Vision Care net sales to third parties	4,056	3,609	3,519
Total net sales to third parties	9,370	8,654	8,222
Vision Care other revenues	85	63	69
Total net sales and other revenues	9,455	8,717	8,291
Segment contribution and reconciliation to income before taxes

($ millions)	2023	2022	2021
Segment contribution
Surgical	1,454	1,336	1,184
Vision Care	777	600	604
Total segment contribution	2,231	1,936	1,788
Not allocated to segments:
Amortization of intangible assets	(745)	(653)	(590)
Impairment charges on intangible assets	—	(62)	(225)
General & administration (corporate)	(272)	(255)	(251)
Separation costs	—	—	(36)
Transformation costs	(139)	(119)	(68)
Fair value adjustments to contingent consideration liabilities	17	23	42
Past service costs for post-employment benefit plan amendments	—	—	18
Acquisition and integration related costs	(48)	(64)	—
Release of contingent liability related to a recent acquisition	58	—	—
Other	(63)	(134)	(98)
Operating income	1,039	672	580
Interest expense	(189)	(134)	(120)
Other financial income & expense	(18)	(75)	(42)
Income before taxes	832	463	418
Included in segment contribution are:

($ millions)	2023	2022	2021
Depreciation of property, plant & equipment:
Surgical	(144)	(131)	(129)
Vision Care	(237)	(198)	(194)
Not allocated to segments	(4)	(1)	—
Total depreciation of property, plant & equipment	(385)	(330)	(323)

Depreciation of right-of-use assets:
Surgical	(49)	(46)	(50)
Vision Care	(42)	(30)	(31)
Total depreciation of right-of-use assets	(91)	(76)	(81)

Impairment charges on property, plant & equipment, net:
Surgical	—	(2)	—
Total impairment charges on property, plant & equipment, net	—	(2)	—

Equity-based compensation:
Surgical	(78)	(74)	(74)
Vision Care	(64)	(61)	(60)
Not allocated to segments	(17)	(17)	(17)
Total equity-based compensation	(159)	(152)	(151)

Disclosure of geographical areas
The following table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2023, 2022 and 2021, and for selected non-current assets at December 31, 2023 and 2022:

	Net sales(2)						Total of selected non-current assets(3)
($ millions unless indicated otherwise)(1)	2023		2022		2021		2023		2022

Country
United States	4,312	46%	3,897	45%	3,651	44%	11,490	51%	11,695	51%
International	5,058	54%	4,757	55%	4,571	56%	11,219	49%	11,336	49%
thereof:
Switzerland (country of domicile)	64	1%	59	1%	60	1%	9,137	40%	9,462	41%
Japan	583	6%	568	7%	621	8%	34	—%	44	—%
China	526	6%	474	5%	486	6%	10	—%	9	—%
Other	3,885	41%	3,656	42%	3,404	41%	2,038	9%	1,821	8%
Company total	9,370	100%	8,654	100%	8,222	100%	22,709	100%	23,031	100%
(1)International percentages may not sum due to rounding.
(2)Net sales to third parties by location of third-party customer.
(3)Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets. During 2023, Alcon retrospectively adjusted the provisional amounts that were recognized for the preliminary PPA at the Aerie acquisition date, resulting in Goodwill of $8,926 million as of December 31, 2022. The resulting total of selected non-current assets was $23,031 million as of December 31, 2022. Refer to Note 21.1 for more information regarding the PPA which was finalized in the third quarter of 2023.